Notes to the Consolidated Financial Statements - Asset impairment and Asset retirement obligation (Details)		1 Months Ended	12 Months Ended								84 Months Ended	96 Months Ended	168 Months Ended	216 Months Ended	336 Months Ended
	Jan. 01, 2029	Jun. 30, 2020	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / bbl	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / MMBTU	Dec. 31, 2024 $ / MMBTU	Dec. 31, 2023 $ / MMBTU	Dec. 31, 2022 $ / t	Dec. 31, 2020	Dec. 31, 2028 $ / t	Dec. 31, 2030 $ / bbl	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl	Dec. 31, 2021
Statements
Post-tax discount rate (as a percent)									8.00%	7.00%						7.00%
Period of reserves for qualification of assets as stranded		20 years								20 years
Discount rate for valuation of asset retirement obligation (as a percent)									4.00%	3.00%						3.00%
Inflation rate for valuation of asset retirement obligation (as a percent)									2.00%	1.50%						1.50%
Discount rate
Statements
Reasonably possible decrease in key assumption (as a percent)									1.00%
Reasonably possible increase in assumption (as a percent)									1.00%
CO2 prices
Statements
CO2 price in sensitivity scenario | $ / t									200
Forecast
Statements
Oil price | $ / bbl			24.5	50								70			53.9
Annual percentage of inflation in CO2 price	2.00%
Forecast | CO2 prices
Statements
Annual percentage of inflation in CO2 price	2.00%
Sensitivity scenario one | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)									10.00%
Sensitivity scenario two | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)									20.00%
Europe | Forecast
Statements
Gas price			3.9		11	14	17	20					8
United States | Forecast
Statements
Gas price			1.8											3
Asia | Forecast
Statements
Gas price			5.2		12	15	18	21					9
Minimum
Statements
CO2 price | $ / t											100
Pre-tax discount rate (as a percent)									7.00%
Maximum
Statements
Pre-tax discount rate (as a percent)									14.00%